Note 6 - Stockholders' Equity - Schedule of Stock Warrants (Details)	Dec. 31, 2024 $ / shares shares
Number of Shares (in shares)	6,617,747
Warrants Expiration 1[Member]
Number of Shares (in shares)	159,781
Exercise Price (in dollars per share) | $ / shares	$ 75
Warrants Expiration 2 [Member]
Number of Shares (in shares)	6,668
Exercise Price (in dollars per share) | $ / shares	$ 195
Warrants Expiration 3 [Member]
Number of Shares (in shares)	1,605,688
Exercise Price (in dollars per share) | $ / shares	$ 1.68
Warrants Expiration 4 [Member]
Number of Shares (in shares)	2,170,000
Exercise Price (in dollars per share) | $ / shares	$ 2.13
Warrants Expiration 5 [Member]
Number of Shares (in shares)	2,675,610
Exercise Price (in dollars per share) | $ / shares	$ 5